Income tax (Narrative) (Details)	12 Months Ended
Dec. 31, 2020
Minimum
Disclosure Of Income tax [Line Items]
Applicable tax rate	15.00%
Maximum
Disclosure Of Income tax [Line Items]
Applicable tax rate	34.00%